Merger and Reverse Recapitalization - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2023
Business Acquisition [Line Items]
Earnout shares issued	0		0
Fair value of earn out shares	$ 32,400
Earn out shares, description	was at or above $15 (but below $20), 50% of the Earnout Shares will be issued; and
Preferred stock, shares authorized	2,000,000	2,000,000	2,000,000
Preferred stock, shares outstanding	0	0	0
Aggregate purchase price of common stock	$ 0	$ 26,034
Common stock, shares outstanding	59,362,134	58,819,160	59,565,790
Common stock, par value	$ 0	$ 0	$ 0
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	62,234,028	61,691,054	62,437,684